(Wells Fargo Advantage C&B Large Cap Value Fund)
Investment Objective
The Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 50 and 52 of the Prospectus and "Additional Purchase and Redemption Information" on page 59 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage C&B Large Cap Value Fund)	Class A		Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	5.00%	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage C&B Large Cap Value Fund)		Class A	Class B	Class C
Management Fees	[1]	0.65%	0.65%	0.65%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.66%	0.66%	0.66%
Total Annual Fund Operating Expenses	[2]	1.31%	2.06%	2.06%
Fee Waivers		0.16%	0.16%	0.16%
Total Annual Fund Operating Expenses After Fee Waiver	[3]	1.15%	1.90%	1.90%
[1]	Reflects the fees charged by Funds Management for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]	The Adviser has committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example (Wells Fargo Advantage C&B Large Cap Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	685	951	1,237	2,050
Class B	693	930	1,294	2,094
Class C	293	630	1,094	2,377

Assuming No Redemption
Expense Example, No Redemption (Wells Fargo Advantage C&B Large Cap Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	193	630	1,094	2,094
Class C	193	630	1,094	2,377

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of large-capitalization companies.

The Fund is a gateway fund that invests substantially all of its assets in the C&B Large Cap Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $652.6 million to $613.89 billion, as of August 31, 2014, and is expected to change frequently. We manage a relatively focused portfolio of 30 to 50 companies that enables us to provide adequate diversification while allowing the composition and performance of the portfolio to behave differently than the market.

We select securities for the portfolio based on an analysis of a company's financial characteristics and an assessment of the quality of a company's management. In selecting a company, we consider criteria such as return on equity, balance sheet strength, industry leadership position and cash flow projections. We further narrow the universe of acceptable investments by undertaking intensive research including interviews with a company's top management, customers and suppliers. We believe our assessment of business quality and emphasis on valuation will protect the portfolio's assets in down markets, while our insistence on strength in leadership, financial condition and cash flow position will produce competitive results in all but the most speculative markets. We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on the Fund's net asset value than if the Fund held a greater number of issuers.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions made by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Highest Quarter: 3rd Quarter 2009   +18.46%

Lowest Quarter:  4th Quarter 2008   -23.75%

Year-to-date total return as of 6/30/2014 is +4.02%

Average Annual Total Returns for the periods ended 12/31/2013 (Returns reflect applicable sales charges)
Average Annual Total Returns (Wells Fargo Advantage C&B Large Cap Value Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Jul. 26, 2004	28.54%	15.35%	5.79%
Class A (after taxes on distributions)	Jul. 26, 2004	28.26%	15.12%	5.33%
Class A (after taxes on distributions and the sale of Fund Shares)	Jul. 26, 2004	16.38%	12.42%	4.61%
Class B	Jul. 26, 2004	30.27%	15.63%	5.86%
Class C	Jul. 26, 2004	34.36%	15.85%	5.63%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)		32.53%	16.67%	7.58%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

(Wells Fargo Advantage Diversified Equity Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 50 and 52 of the Prospectus and "Additional Purchase and Redemption Information" on page 59 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Diversified Equity Fund)	Class A		Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	5.00%	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Diversified Equity Fund)		Class A	Class B	Class C
Management Fees		0.25%	0.25%	0.25%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.60%	0.60%	0.60%
Acquired Fund Fees and Expenses		0.58%	0.58%	0.58%
Total Annual Fund Operating Expenses		1.43%	2.18%	2.18%
Fee Waivers		0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.25%	2.00%	2.00%
[1]	The Adviser has committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example (Wells Fargo Advantage Diversified Equity Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	695	985	1,296	2,175
Class B	703	965	1,353	2,220
Class C	303	665	1,153	2,499

Assuming No Redemption
Expense Example, No Redemption (Wells Fargo Advantage Diversified Equity Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	203	665	1,153	2,220
Class C	203	665	1,153	2,499

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities.

The Fund is a gateway fund that uses a "multi-style" equity investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. "Style" means either an approach to selecting investments, or a type of investment that is selected for a portfolio. Currently, the Fund's portfolio combines the different equity investment styles of several master portfolios. We may invest in additional or fewer master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.

We consider the Fund's absolute level of risk, and its risk relative to its benchmark in determining the allocation among the different investment styles. We may make changes to the allocations at any time in response to market and other conditions. The percentage of Fund assets that we invest in each master portfolio may temporarily deviate from the current target due to changes in market value. We may use cash flows or effect transactions to re-establish the allocations. In addition, certain of the master portfolios in which the Fund may invest may employ a variety of derivative instruments such as futures and options. To the extent that one or more master portfolios is invested in such derivatives, the Fund will be exposed to the risks associated with such investments.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the adviser believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Index Tracking Risk. A Fund may not achieve significant correlation between the performance of the Fund and the index it tracks due to factors such as transaction costs, shareholder purchases and redemptions, and the timing of changes in the composition of the index. Maintaining investments in securities regardless of market conditions or the investment merits of the securities in seeking to replicate an index's performance could cause the Fund's returns to be lower than if the Fund employed an active strategy.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions made by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Highest Quarter: 2nd Quarter 2009   +16.60%

Lowest Quarter:  4th Quarter 2008   -22.59%

Year-to-date total return as of 6/30/2014 is +4.63%

Average Annual Total Returns for the periods ended 12/31/2013 (Returns reflect applicable sales charges)
Average Annual Total Returns (Wells Fargo Advantage Diversified Equity Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	May 02, 1996	24.70%	15.53%	5.84%
Class A (after taxes on distributions)	May 02, 1996	20.84%	14.26%	4.25%
Class A (after taxes on distributions and the sale of Fund Shares)	May 02, 1996	15.51%	12.43%	4.59%
Class B	May 06, 1996	26.32%	15.81%	5.91%
Class C	Oct. 01, 1998	30.33%	16.03%	5.67%
Diversified Equity Composite Index (reflects no deduction for fees, expenses, or taxes)		31.92%	17.71%	7.75%
MSCI EAFE Net Index (reflects no deduction for fees, expenses, or taxes)		22.78%	12.44%	6.91%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		33.48%	20.39%	7.83%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)		32.53%	16.67%	7.58%
Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)		38.82%	20.08%	9.07%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		32.39%	17.94%	7.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

(Wells Fargo Advantage Emerging Growth Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 50 and 52 of the Prospectus and "Additional Purchase and Redemption Information" on page 59 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Emerging Growth Fund)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Emerging Growth Fund)		Class A	Class C
Management Fees	[1]	0.78%	0.78%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		0.61%	0.61%
Total Annual Fund Operating Expenses	[2]	1.39%	2.14%
Fee Waivers		0.02%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver	[3]	1.37%	2.12%
[1]	Reflects the fees charged by Funds Management for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]	The Adviser has committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example (Wells Fargo Advantage Emerging Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	706	988	1,290	2,146
Class C	315	668	1,147	2,471

Assuming No Redemption
Expense Example, No Redemption (Wells Fargo Advantage Emerging Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C	215	668	1,147	2,471

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity securities of small-capitalization companies; and

  up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

The Fund is a gateway fund that invests substantially all of its assets in the Emerging Growth Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.

We invest principally in equity securities of small-capitalization companies, which we define as securities of companies with market capitalization within the range of the Russell 2000 ® Index at the time of purchase. The market capitalization range of the Russell 2000® Index was approximately $37.3 million to $7.85 billion, as of August 31, 2014, and is expected to change frequently. Small-capitalization companies may include both domestic and foreign small-capitalization companies.

We seek small-capitalization companies that are in the emerging phase of their life cycle. We believe earnings and revenue growth relative to consensus expectations are critical factors in determining stock price movements. Thus, our investment process focuses on identifying companies with robust and sustainable growth in revenue and earnings that are underappreciated by the market. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business model have sufficient profit potential. We forecast revenue and earnings growth along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of what the market is discounting for growth to form a buy/sell decision about a particular stock. We seek to capitalize on investment opportunities where a sizable gap exists between market consensus and our expectation for a company's growth prospects. We may invest in any sector and, at times, we may emphasize one or more particular sectors. In addition, our investment process is built on a foundation of continuous risk management and a strict sell discipline. We sell a company's securities when we see signs that can cause a company's growth prospects to deteriorate, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation has extended beyond our expectations.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions made by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Highest Quarter: 2nd Quarter 2009   +19.59%

Lowest Quarter:  4th Quarter 2008   -23.62%

Year-to-date total return as of 6/30/2014 is -6.09%

Average Annual Total Returns for the periods ended 12/31/2013 (Returns reflect applicable sales charges)
Average Annual Total Returns (Wells Fargo Advantage Emerging Growth Fund)	Inception Date of Share Class	1 Year	5 Years	Performance Since 1/31/2007
Class A	Mar. 31, 2008	41.10%	22.76%	9.06%
Class A (after taxes on distributions)	Mar. 31, 2008	38.79%	22.15%	8.62%
Class A (after taxes on distributions and the sale of Fund Shares)	Mar. 31, 2008	24.98%	18.75%	7.25%
Class C	Mar. 31, 2008	47.59%	23.28%	9.19%
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)		43.30%	22.58%	8.76%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

(Wells Fargo Advantage Index Fund)
Investment Objective
The Fund seeks to replicate the total return of the S&P 500® Index, before fees and expenses.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 50 and 52 of the Prospectus and "Additional Purchase and Redemption Information" on page 59 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Index Fund)	Class A		Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	5.00%	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Index Fund)		Class A	Class B	Class C
Management Fees	[1]	0.08%	0.08%	0.08%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.59%	0.59%	0.59%
Total Annual Fund Operating Expenses	[2]	0.67%	1.42%	1.42%
Fee Waivers		0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses After Fee Waiver	[3]	0.56%	1.31%	1.31%
[1]	Reflects the fees charged by Funds Management for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]	The Adviser has committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example (Wells Fargo Advantage Index Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	629	767	916	1,352
Class B	633	739	966	1,392
Class C	233	439	766	1,693

Assuming No Redemption
Expense Example, No Redemption (Wells Fargo Advantage Index Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	133	439	766	1,392
Class C	133	439	766	1,693

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in a diversified portfolio of equity securities designed to replicate the holdings and weightings of the stocks comprising the S&P 500® Index.

The Fund is a gateway fund that invests substantially all of its assets in the Index Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We invest in substantially all of the common stocks comprising the S&P 500® Index and attempt to achieve at least a 95% correlation between the performance of the S&P 500® Index and the Fund's investment results, before fees and expenses. This correlation is sought regardless of market conditions. If we are unable to achieve this correlation, then we will closely monitor the performance and composition of the S&P 500® Index and adjust the Fund's securities holdings as necessary to seek the correlation.

A precise duplication of the performance of the S&P 500® Index would mean that the net asset value ("NAV") of Fund shares, including dividends and capital gains, would increase or decrease in exact proportion to changes in the S&P 500® Index. Such a 100% correlation is not feasible. Our ability to track the performance of the S&P 500® Index may be affected by, among other things, transaction costs and shareholder purchases and redemptions. We continuously monitor the performance and composition of the S&P 500® Index and adjust the Fund's portfolio as necessary to reflect any changes to the S&P 500® Index and to maintain a 95% or better performance correlation before fees and expenses. Furthermore, we may use futures to manage risk or to enhance return.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the adviser believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Index Tracking Risk. A Fund may not achieve significant correlation between the performance of the Fund and the index it tracks due to factors such as transaction costs, shareholder purchases and redemptions, and the timing of changes in the composition of the index. Maintaining investments in securities regardless of market conditions or the investment merits of the securities in seeking to replicate an index's performance could cause the Fund's returns to be lower than if the Fund employed an active strategy.

Management Risk. Investment decisions made by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Highest Quarter: 2nd Quarter 2009   +15.81%

Lowest Quarter:  4th Quarter 2008   -22.04%

Year-to-date total return as of 6/30/2014 is +6.83%

Average Annual Total Returns for the periods ended 12/31/2013 (Returns reflect applicable sales charges)
Average Annual Total Returns (Wells Fargo Advantage Index Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Nov. 04, 1998	24.09%	15.96%	6.21%
Class A (after taxes on distributions)	Nov. 04, 1998	22.88%	14.64%	5.37%
Class A (after taxes on distributions and the sale of Fund Shares)	Nov. 04, 1998	14.50%	12.95%	4.98%
Class B	Nov. 03, 1998	25.67%	16.25%	6.28%
Class C	Apr. 30, 1999	29.67%	16.47%	6.05%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		32.39%	17.94%	7.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

(Wells Fargo Advantage International Value Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 50 and 52 of the Prospectus and "Additional Purchase and Redemption Information" on page 59 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage International Value Fund)	Class A		Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	5.00%	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage International Value Fund)		Class A	Class B	Class C
Management Fees	[1]	0.85%	0.85%	0.85%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.66%	0.66%	0.66%
Total Annual Fund Operating Expenses	[2]	1.51%	2.26%	2.26%
Fee Waivers		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver	[3]	1.50%	2.25%	2.25%
[1]	Reflects the fees charged by Funds Management for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]	The Adviser has committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example (Wells Fargo Advantage International Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	719	1,024	1,350	2,272
Class B	728	1,005	1,409	2,317
Class C	328	705	1,209	2,594

Assuming No Redemption
Expense Example, No Redemption (Wells Fargo Advantage International Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	228	705	1,209	2,317
Class C	228	705	1,209	2,594

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of foreign issuers; and

  up to 20% of the Fund's total assets in emerging market equity securities.

The Fund is a gateway fund that invests substantially all of its assets in the International Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.

We invest principally in the equity securities of foreign issuers which we believe are undervalued in the marketplace at the time of purchase and show recent positive signals, such as an appreciation in prices and increase in earnings. We consider equity securities of foreign issuers (or foreign securities) to be equity securities: (1) issued by companies with their principal place of business or principal office, or both, as determined in our reasonable discretion, in a country other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. We invest in the securities of companies located in at least three countries, not including the U.S. The types of securities in which we normally invest include common stock, preferred stock, rights, warrants and American Depositary Receipts (ADRs). We may use futures or options to manage risk or to enhance return. Factors we consider in determining undervaluation include dividend yield, earnings relative to price, cash flow relative to price and book value relative to market value. We believe that these securities have the potential to produce future returns if their future growth exceeds the market's low expectations. We use a quantitative investment model to make investment decisions for the Fund. The investment model is designed to take advantage of judgmental biases that influence the decisions of many investors, such as the tendency to develop a "mindset" about a company or to wrongly equate a good company with a good investment irrespective of price. The investment model ranks securities based on fundamental measures of value (such as the dividend yield) and indicators of near-term recovery (such as recent price appreciation). This investment strategy seeks to manage overall portfolio risk while attempting to increase the expected return.

A stock is typically sold if the model indicates a decline in its ranking or if a stock's relative portfolio weight has appreciated significantly (relative to the benchmark).

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the adviser believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions made by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Highest Quarter: 2nd Quarter 2009   +30.31%

Lowest Quarter:  3rd Quarter 2011   -19.84%

Year-to-date total return as of 6/30/2014 is +5.22%

Average Annual Total Returns for the periods ended 12/31/2013 (Returns reflect applicable sales charges)
Average Annual Total Returns (Wells Fargo Advantage International Value Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Oct. 31, 2003	12.87%	10.04%	5.21%
Class A (after taxes on distributions)	Oct. 31, 2003	12.37%	9.49%	4.64%
Class A (after taxes on distributions and the sale of Fund Shares)	Oct. 31, 2003	7.69%	7.87%	4.10%
Class B	Apr. 08, 2005	13.78%	10.20%	5.26%
Class C	Apr. 08, 2005	17.78%	10.49%	5.01%
MSCI EAFE Value Index (Net) (reflects no deduction for fees, expenses, or taxes)		22.95%	11.99%	6.77%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

(Wells Fargo Advantage Small Company Growth Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 50 and 52 of the Prospectus and "Additional Purchase and Redemption Information" on page 59 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Small Company Growth Fund)	Class A		Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	5.00%	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Small Company Growth Fund)		Class A	Class B	Class C
Management Fees	[1]	0.80%	0.80%	0.80%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.65%	0.65%	0.65%
Total Annual Fund Operating Expenses	[2]	1.45%	2.20%	2.20%
Fee Waivers		0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses After Fee Waiver	[3]	1.40%	2.15%	2.15%
[1]	Reflects the fees charged by Funds Management for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]	The Adviser has committed through September 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example (Wells Fargo Advantage Small Company Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	709	998	1,312	2,202
Class B	718	978	1,370	2,247
Class C	318	678	1,170	2,526

Assuming No Redemption
Expense Example, No Redemption (Wells Fargo Advantage Small Company Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	218	678	1,170	2,247
Class C	218	678	1,170	2,526

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 77% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of small-capitalization companies.

The Fund is a gateway fund that invests substantially all of its assets in the Small Company Growth Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase. The market capitalization range of the Russell 2000® Index was approximately $37.3 million to $7.85 billion, as of August 31, 2014, and is expected to change frequently.

We may also invest in equity securities of foreign issuers through ADRs and similar investments.

In selecting securities for the Fund, we conduct rigorous research to identify companies where the prospects for rapid earnings growth (Discovery phase) or significant change (Rediscovery phase) have yet to be well understood, and are therefore not reflected in the current stock price. This research includes meeting with the management of several hundred companies each year and conducting independent external research. Companies that fit into the Discovery phase are those with rapid long-term (3-5 year) earnings growth prospects. Companies that fit into the Rediscovery phase, are those that have the prospect for sharply accelerating near-term earnings (next 12-18 months), or companies selling at a meaningful discount to their underlying asset value. We may decrease certain stock holdings when their positions rise relative to the overall portfolio. We may sell a stock in its entirety when it reaches our sell target price, which is set at the time of purchase. We may also sell stocks that experience adverse fundamental news, have significant short-term price declines, or in order to provide funds for new stock purchases.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions made by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Highest Quarter: 2nd Quarter 2009   +24.39%

Lowest Quarter:  4th Quarter 2008   -28.35%

Year-to-date total return as of 6/30/2014 is +6.12%

Average Annual Total Returns for the periods ended 12/31/2013 (Returns reflect applicable sales charges)
Average Annual Total Returns (Wells Fargo Advantage Small Company Growth Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Jan. 30, 2004	37.36%	24.87%	8.32%
Class A (after taxes on distributions)	Jan. 30, 2004	34.46%	24.34%	7.10%
Class A (after taxes on distributions and the sale of Fund Shares)	Jan. 30, 2004	21.70%	20.38%	6.35%
Class B	Jan. 30, 2004	39.66%	25.26%	8.39%
Class C	Jan. 30, 2004	43.63%	25.46%	8.23%
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)		43.30%	22.58%	9.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

(Wells Fargo Advantage Small Company Value Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 50 and 52 of the Prospectus and "Additional Purchase and Redemption Information" on page 59 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Small Company Value Fund)	Class A		Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	5.00%	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Small Company Value Fund)		Class A	Class B	Class C
Management Fees	[1]	0.80%	0.80%	0.80%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.76%	0.76%	0.76%
Total Annual Fund Operating Expenses	[2]	1.56%	2.31%	2.31%
Fee Waivers		0.16%	0.16%	0.16%
Total Annual Fund Operating Expenses After Fee Waiver	[3]	1.40%	2.15%	2.15%
[1]	Reflects the fees charged by Funds Management for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]	The Adviser has committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example (Wells Fargo Advantage Small Company Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	709	1,025	1,362	2,312
Class B	718	1,006	1,421	2,358
Class C	318	706	1,221	2,633

Assuming No Redemption
Expense Example, No Redemption (Wells Fargo Advantage Small Company Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	218	706	1,221	2,358
Class C	218	706	1,221	2,633

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of small-capitalization companies.

The Fund is a gateway fund that invests substantially all of its assets in the Small Company Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase. The market capitalization range of the Russell 2000® Index was approximately $37.3 million to $7.85 billion, as of August 31, 2014 and is expected to change frequently.

We seek to identify the least expensive small cap stocks across different sectors. To narrow the universe of possible candidates, we use a proprietary, quantitative screening process to emphasize companies exhibiting traditional value characteristics and to rank stocks within each sector based on these criteria. This valuation analysis allows us to focus our fundamental research efforts on the stocks that we believe are the most undervalued relative to their respective small cap peer group. We analyze each company's fundamental operating characteristics (such as price to earnings ratios, cash flows, company operations, including company prospects and profitability) to identify those companies that are the most promising within their peer group based on factors that have historically determined subsequent outperformance for a given sector. Fundamental research is primarily conducted through financial statement analysis and meetings with company management, however, third-party research is also used for due diligence purposes. We may sell a stock when it becomes fairly valued or when signs of fundamental deterioration appear.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions made by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Highest Quarter: 2nd Quarter 2009   +34.31%

Lowest Quarter:  4th Quarter 2008   -31.58%

Year-to-date total return as of 6/30/2014 is +4.50%

Average Annual Total Returns for the periods ended 12/31/2013 (Returns reflect applicable sales charges)
Average Annual Total Returns (Wells Fargo Advantage Small Company Value Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Jan. 31, 2002	28.49%	21.52%	7.69%
Class A (after taxes on distributions)	Jan. 31, 2002	28.49%	21.48%	6.97%
Class A (after taxes on distributions and the sale of Fund Shares)	Jan. 31, 2002	16.13%	17.68%	6.12%
Class B	Jan. 31, 2002	30.20%	21.92%	7.79%
Class C	Aug. 30, 2002	34.19%	22.11%	7.55%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)		34.52%	17.64%	8.61%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.